Exhibit 99.1

World Omni Auto Receivables Trust 2021-B

Monthly Servicer Certificate

March 31, 2023

Dates Covered
Collections Period	03/01/23 - 03/31/23
Interest Accrual Period	03/15/23 - 04/16/23
30/360 Days	30
Actual/360 Days	33
Distribution Date	04/17/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/23	473,149,733.38	25,619
Yield Supplement Overcollateralization Amount 02/28/23	11,888,527.87	0
Receivables Balance 02/28/23	485,038,261.25	25,619
Principal Payments	18,974,623.01	361
Defaulted Receivables	271,224.11	14
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/23	11,118,994.70	0
Pool Balance at 03/31/23	454,673,419.43	25,244

Pool Statistics	$ Amount	# of Accounts
Pool Factor	42.23%
Prepayment ABS Speed	1.20%
Aggregate Starting Principal Balance	1,102,919,763.19	38,162

Delinquent Receivables:
Past Due 31-60 days	5,875,460.50	246
Past Due 61-90 days	1,497,825.34	68
Past Due 91-120 days	255,482.84	12
Past Due 121+ days	0.00	0
Total	7,628,768.68	326

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.64%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.38%
Delinquency Trigger Occurred	NO

Recoveries	229,730.50
Aggregate Net Losses/(Gains) - March 2023	41,493.61
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.10%
Prior Net Losses/(Gains) Ratio	-0.04%
Second Prior Net Losses/(Gains) Ratio	0.17%
Third Prior Net Losses/(Gains) Ratio	0.24%
Four Month Average	0.12%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.30%

Overcollateralization Target Amount	5,319,305.21
Actual Overcollateralization	5,319,305.21
Weighted Average Contract Rate	3.89%
Weighted Average Contract Rate, Yield Adjusted	5.47%
Weighted Average Remaining Term	41.33

Flow of Funds	$ Amount
Collections	20,758,437.58
Investment Earnings on Cash Accounts	12,594.20
Servicing Fee	(404,198.55)
Transfer to Collection Account	-
Available Funds	20,366,833.23

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	168,686.23
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	27,664.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	17,157.00
(7) Noteholders' Third Priority Principal Distributable Amount	13,035,092.02
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,319,305.21
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,798,928.77

Total Distributions of Available Funds	20,366,833.23

Servicing Fee	404,198.55
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,013,320,000.00
Original Class B	31,920,000.00
Original Class C	15,960,000.00

Total Class A, B, & C
Note Balance @ 03/15/23	467,708,511.45
Principal Paid	18,354,397.23
Note Balance @ 04/17/23	449,354,114.22

Class A-1
Note Balance @ 03/15/23	0.00
Principal Paid	0.00
Note Balance @ 04/17/23	0.00
Note Factor @ 04/17/23	0.0000000%

Class A-2
Note Balance @ 03/15/23	0.00
Principal Paid	0.00
Note Balance @ 04/17/23	0.00
Note Factor @ 04/17/23	0.0000000%

Class A-3
Note Balance @ 03/15/23	323,178,511.45
Principal Paid	18,354,397.23
Note Balance @ 04/17/23	304,824,114.22
Note Factor @ 04/17/23	82.8146366%

Class A-4
Note Balance @ 03/15/23	96,650,000.00
Principal Paid	0.00
Note Balance @ 04/17/23	96,650,000.00
Note Factor @ 04/17/23	100.0000000%

Class B
Note Balance @ 03/15/23	31,920,000.00
Principal Paid	0.00
Note Balance @ 04/17/23	31,920,000.00
Note Factor @ 04/17/23	100.0000000%

Class C
Note Balance @ 03/15/23	15,960,000.00
Principal Paid	0.00
Note Balance @ 04/17/23	15,960,000.00
Note Factor @ 04/17/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	213,507.23
Total Principal Paid	18,354,397.23
Total Paid	18,567,904.46

Class A-1
Coupon	0.11025%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.20000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.42000%
Interest Paid	113,112.48
Principal Paid	18,354,397.23
Total Paid to A-3 Holders	18,467,509.71

Class A-4
Coupon	0.69000%
Interest Paid	55,573.75
Principal Paid	0.00
Total Paid to A-4 Holders	55,573.75

Class B
Coupon	1.04000%
Interest Paid	27,664.00
Principal Paid	0.00
Total Paid to B Holders	27,664.00

Class C
Coupon	1.29000%
Interest Paid	17,157.00
Principal Paid	0.00
Total Paid to C Holders	17,157.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2011941
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	17.2958888
Total Distribution Amount	17.4970829

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3073041
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	49.8652392
Total A-3 Distribution Amount	50.1725433

A-4 Interest Distribution Amount	0.5750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5750000

B Interest Distribution Amount	0.8666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8666667

C Interest Distribution Amount	1.0750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.0750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	710.19
Noteholders' Principal Distributable Amount	289.81

Account Balances	$ Amount
Reserve Account
Balance as of 03/15/23	2,659,652.60
Investment Earnings	10,293.16
Investment Earnings Paid	(10,293.16)
Deposit/(Withdrawal)	-
Balance as of 04/17/23	2,659,652.60
Change	-

Required Reserve Amount	2,659,652.60

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,256,880.61	$2,390,083.23	$2,602,780.61
Number of Extensions	98	97	106
Ratio of extensions to Beginning of Period Receivables Balance	0.47%	0.48%	0.50%